Document and Entity Information Document	May 01, 2020	Apr. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 01, 2020
Entity Registrant Name	Belden Inc.
Entity Central Index Key		0000913142
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		001-12561
Entity Tax Identification Number		36-3601505
Entity Address, Address Line One	1 North Brentwood Boulevard
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	854-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common stock, $0.01 par value
Trading Symbol		BDC
Security Exchange Name		NYSE
Entity Emerging Growth Company		false